Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 06, 2012	Dec. 31, 2013 Defendant Employee
Commitments and Contingencies Disclosure [Line Items]
Cash paid for litigation settlements	$ 14.5
Number of employees impacted		3
Number of defendants in antitrust class actions		17
United States District Court for Eastern District of Michigan
Commitments and Contingencies Disclosure [Line Items]
Number of pending antitrust class actions		13
Number of additional antitrust class actions		1
Ontario and Quebec Superior Court
Commitments and Contingencies Disclosure [Line Items]
Number of pending antitrust class actions		3